AGREEMENT WITH PERRIGO	12 Months Ended
Dec. 31, 2017
Disclosure of agreement with omega pharma [Abstract]
AGREEMENT WITH OMEGA PHARMA
NOTE 18 – AGREEMENT WITH PERRIGO

In December 2014, the Company entered into an exclusive out-licensing arrangement with Omega Pharma, which was later acquired by Perrigo Company plc. (“Perrigo”), for the rights to BL-5010 for OTC indications in the territory of Europe, Australia and additional selected countries. The Company retains the OTC rights to BL-5010 in the United States and the rest of the world, as well as the non-OTC rights on a global basis. Under the out-licensing arrangement with Perrigo, Perrigo is obligated to use commercially reasonable best efforts to obtain regulatory approval in the licensed territory for at least two OTC indications and to commercialize BL-5010 for those two OTC indications. In addition, Perrigo will sponsor and manufacture BL-5010 in the relevant regions. Perrigo will pay the Company an agreed amount for each unit sold, and the Company will be entitled to certain commercial milestone payments. In addition, the Company will have full access to all clinical and development data generated during the performance of the development plan and may use these data in order to develop or license the product in other territories and fields of use where the Company retains the rights.